FINANCIAL RISK MANAGEMENT - Narrative, Interest Rate Risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	£ 4,535,297.0	£ 7,600,981.0
Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	27,873.0	464,744.0
Hedging instruments [member]
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	283,717.0	547,576.0
Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	109,093.0	326,386.0
Hedging instrument, assets	5.0	30.0
Loss on hedge ineffectiveness recognised in profit or loss	69.0	2.0	£ (134.0)
Cash flow hedges | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	109,093.0	326,386.0
Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	3,258.0	20,243.0
Cash flow hedges | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	0.0	16,523.0
Cash flow hedges | Sterling LIBOR | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount		302,707.0
Cash flow hedges | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	3,258.0	3,720.0
Cash flow hedges | Hedging instruments [member]
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	110,988.0	332,215.0
Cash flow hedges | Hedging instruments [member] | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	109,093.0	326,386.0
Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Hedging instrument, liabilities	262.0
Hedging instrument, assets		211.0
Gains on hedging instrument, fair value hedges	944.0	988.0
Losses on hedged item attributable to hedged risk, fair value hedges	767.0	441.0
Loss on hedge ineffectiveness recognised in profit or loss	(177.0)	(547.0)	£ (143.0)
Fair value hedges | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	172,695.0	215,325.0
Fair value hedges | Liabilities
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	22,437.0	35,360.0
Fair value hedges | Sterling LIBOR | Liabilities
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount		10,518.0
Fair value hedges | Sterling LIBOR | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount		116,498.0
Fair value hedges | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount		24,615.0
Fair value hedges | Assets
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	3,370.0	107,340.0
Fair value hedges | Assets | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount		103,438.0
Fair value hedges | Hedging instruments [member]
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	172,729.0	215,361.0
Fair value hedges | Hedging instruments [member] | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount	£ 172,695.0	£ 215,325.0